Kingsbarn Tactical Bd Etf Fund
Schedule of Investments
February 29, 2024 (unaudited)

		Shares	Value
94.45%	EXCHANGE TRADED FUND
54.59%	GOVERNMENT
	iShares 0-3 Month Treasury Bond ETF	3,399	$342,279
	iShares 7-10 Year Treasury Bond ETF	3,534	332,974
	iShares TIPS Bond ETF	2,358	251,646
			926,899

39.86%	NON-GOVERNMENT
	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,150	339,129
	iShares MBS ETF	3,675	337,769
			676,898

94.45%	TOTAL EXCHANGE TRADED FUND		1,603,797

94.45%	TOTAL INVESTMENTS		1,603,797
5.55%	Other assets net of liabilities		94,285
100.00%	NET ASSETS		$1,698,082

Schedule of Futures

Description	Number of Contracts	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
US 10-Year Note	5	6/21/2024	$551,855	$552,188	$332

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes the inputs used to value the Fund’s investments as of February 29, 2024:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
EXCHANGE TRADED FUND	$1,603,797			$1,603,797
TOTAL INVESTMENTS	$1,603,797			$1,603,797

The cost of investments for Federal income tax purposes has been estimated a/o February 29, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,617,028, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,570
Gross unrealized depreciation	(19,802)
Net unrealized appreciation	$(13,231)